Revenue - Schedule of Accounts Receivable, Credit Loss (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 31	$ 19	$ 31	$ 20
Additional (reversal of) provision	5	0	5	(1)
Amounts written off during the period as uncollectible	(18)	0	(18)	0
Ending balance	$ 18	$ 19	$ 18	$ 19